Oct. 02, 2017
Direxion Daily Small Cap Bull 1.25X Shares
Direxion Daily Small Cap Bull 1.25X Shares

DIREXION SHARES ETF TRUST

DIREXION DAILY SMALL CAP BULL 1.25X SHARES (LLSC)

Supplement dated October 2, 2017 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2017, as last supplemented

In addition, in the Fund’s Summary Prospectus the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the five year period ended December 31, 2016 was 15.93%. The Index’s highest volatility rate for any one calendar year during the five-year period was 17.62% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2016 was 16.60%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Also, in the Fund’s Summary Prospectus under “Principal Investment Risks” and on page 22 of the statutory Prospectus under “Additional Information Regarding Principal Risks,” the following risks are added.

Consumer Discretionary Sector Risk — The Fund may invest in, and/or have exposure to, the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Industrials Sector Risk — The Fund may invest in, and/or have exposure to, the securities of companies in the industrials sector. Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Effective December 1, 2017, the underlying index for the Direxion Daily Small Cap Bull 1.25X Shares (the “Fund”) will change as shown in the table below:

Current Index	New Index
Russell 2000® Index	S&P SmallCap 600® Index

All references to the Current Index in the Summary Prospectus, Prospectus and SAI will be replaced with the New Index, and all descriptions of the Current Index in the Summary Prospectus, Prospectus and SAI will be replaced with the following description of the New Index:

S&P SmallCap 600® Index

The Index attempts to measure the performance of 600 small-capitalization companies in the U.S. The Index is a float-adjusted market capitalization weighted index. Standard & Poor’s® selects companies with unadjusted market capitalizations of $450 million to $2.1 billion (USD) and based on market values, liquidity, financial viability and industry diversification.

As of August 31, 2017 the Index consisted of 601 constituents, which had a median total market capitalization of $1.1 billion, total market capitalizations ranging from $44.9 million to $4.5 billion and were concentrated in the industrials, financials, consumer discretionary and information technology sectors.

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.